Goodwill (Details) ₨ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2021 USD ($)
Disclosure of reconciliation of changes in goodwill [abstract]
Opening balance, gross		₨ 20,278	₨ 20,176
Goodwill arising on business combinations	[1]	530	0
Effect of translation adjustments		44	102
Impairment loss	[2]	(16,284)	(16,284)
Closing balance		₨ 4,568	₨ 3,994	$ 62

[1]	Refer to Note 6 of these consolidated financial statements for further details.
[2]	The impairment loss of Rs.16,284 includes Rs.16,003 pertaining to the Company’s German subsidiary, betapharm Arzneimittel GmbH, which is part of the Company’s Global Generics segment. This impairment loss was recorded for the years ended March 31, 2009 and 2010.